Condensed Consolidated Statements of Equity (Unaudited) - USD ($)		Total	Share Capital [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Balance at Sep. 30, 2020		$ 3,312,657	$ 6,453,039	$ 1,422,477	$ (270,302)	$ (4,292,557)
Balance, shares at Sep. 30, 2020	[1],[2]		667,073
Acquisition of property		2,468,750	$ 2,468,750
Acquisition of property, shares	[1],[2]		416,666
Acquisition of property - warrants		1,051,370		1,051,370
Shares issued for services		54,958	$ 54,958
Shares issued for services, shares	[1],[2]		19,271
Share-based payments		2,870		2,870
Net loss		(1,253,242)				(1,253,242)
Other comprehensive income		142,889			142,889
Balance at Sep. 30, 2021		5,780,252	$ 8,976,747	2,476,717	(127,413)	(5,545,799)
Balance, shares at Sep. 30, 2021	[1],[2],[3]		1,103,010
Share-based payments		607,325		607,325
Net loss		(751,188)				(751,188)
Private placements		369,751	$ 369,751
Private placements, shares	[3]		44,117
Share issuance costs		(14,307)	$ (38,850)	24,543
Balance at Dec. 31, 2021		5,991,833	$ 9,307,648	3,108,585	(127,413)	(6,296,987)
Balance, shares at Dec. 31, 2021	[3]		1,147,127
Balance at Sep. 30, 2021		5,780,252	$ 8,976,747	2,476,717	(127,413)	(5,545,799)
Balance, shares at Sep. 30, 2021	[1],[2],[3]		1,103,010
Share-based payments		546,335		546,335
Net loss		(2,714,616)				(2,714,616)
Private placements		7,910,331	$ 7,303,161	607,170
Private placements, shares	[1],[2]		829,594
Share issuance costs		(1,059,197)	$ (1,942,169)	882,972
Balance at Sep. 30, 2022		10,463,105	$ 14,337,739	4,513,194	(127,413)	(8,260,415)
Balance, shares at Sep. 30, 2022	[1],[2],[3]		1,932,604
Share-based payments		175		175
Net loss		(1,309,191)				(1,309,191)
Balance at Dec. 31, 2022		$ 9,154,089	$ 14,337,739	$ 4,513,369	$ (127,413)	$ (9,569,606)
Balance, shares at Dec. 31, 2022	[3]		1,932,604

[1]	The number of shares has been restated to reflect the 60:1 share consolidation (Note 1).
[2]	The number of shares has been restated to reflect the (Note 1)
[3]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1).